Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 9,572,795	₩ 8,582,905	₩ 8,471,738
Cash flows	104,772	504,331	(259,601)
Newly acquired	426,644	458,870	507,472
Exchange difference	18,805	2,882	(12,607)
Fair value change	44,221	(22,053)	(27,085)
Changes in consolidation scope	0	52,834	3,564
Others	(88,737)	(6,974)	(100,576)
Ending	11,021,448	9,572,795	8,582,905
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	8,437,703	7,316,298	7,298,867
Cash flows	139,132	900,394	167,867
Newly acquired	0	52,782	17,523
Exchange difference	146,108	196,890	(157,985)
Fair value change	939
Changes in consolidation scope	0	15,994
Others	30,614	(44,655)	(9,974)
Ending	10,006,685	8,437,703	7,316,298
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,159,369	1,143,640	1,211,351
Cash flows	(378,684)	(394,567)	(447,784)
Newly acquired	427,398	403,451	473,477
Exchange difference	0	3	(3)
Fair value change	0	90	40
Changes in consolidation scope	0	36,840	3,564
Others	(36,045)	(30,088)	(97,005)
Ending	1,172,038	1,159,369	1,143,640
Other Financial Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows			(13,674)
Newly acquired			13,674
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	75,176	130,573	20,096
Cash flows	(41,197)	(1,712)	(943)
Newly acquired	0	2,637	2,798
Exchange difference	19,858	(4,311)	142,511
Fair value change	12,941	(4,892)	(23,669)
Changes in consolidation scope	0
Others	(33,223)	(47,119)	(10,220)
Ending	33,555	75,176	130,573
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(99,453)	(7,606)	(58,576)
Cash flows	76,280	216	34,933
Newly acquired	(754)
Exchange difference	(147,161)	(189,700)	2,870
Fair value change	30,341	(17,251)	(3,456)
Changes in consolidation scope	0
Others	(50,083)	114,888	16,623
Ending	₩ (190,830)	₩ (99,453)	₩ (7,606)